Offerings	Oct. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2027
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form F-3 (Registration No. 333-278506), originally filed with the Securities and Exchange Commission (the "Commission") on April 4, 2024, in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2028
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	See footnote (1).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.750% Notes due 2027
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 399,992,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,238.90
Offering Note	See footnote (1).
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.800% Notes due 2028
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 399,976,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,236.69
Offering Note	See footnote (1).
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.200% Notes due 2032
Amount Registered | shares	1,200,000,000
Maximum Aggregate Offering Price	$ 1,197,480,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 165,372.00
Offering Note	See footnote (1).